Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Net Assets [Line Items]
Annual after-tax profit, percentage	10.00%
Registered capital, percentage	50.00%
WFOE [Member]
Restricted Net Assets [Line Items]
Annual after-tax profit, percentage	10.00%
Registered capital, percentage	50.00%
Variable Interest Entity [Member]
Restricted Net Assets [Line Items]
Net assets (in Dollars)	$ 43,021,877	$ 39,924,262
PRC [Member] | Variable Interest Entity [Member]
Restricted Net Assets [Line Items]
Net assets (in Dollars)	$ 72,416,973	$ 72,416,973